HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 5,139	$ 4,299	$ 2,774
Accounts receivables and other	11,973	9,133
Investment properties	56,870	54,172	47,164
Property, plant and equipment	53,005	45,346
Other long-term assets	2,232	1,471
Assets classified as held for sale	1,605	432
Liabilities
Accounts payable and other	17,965	11,915
Property-specific borrowings	63,721	52,442
Liabilities associated with assets classified as held for sale	1,424	127
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	20	8
Accounts receivables and other	44	134
Investment properties	1,007	165
Property, plant and equipment	490	58
Other long-term assets	44	67
Assets classified as held for sale	1,605	432
Liabilities
Accounts payable and other	212	67
Property-specific borrowings	1,212	60
Liabilities associated with assets classified as held for sale	1,424	127
Real Estate
Assets
Property, plant and equipment	5,779	5,652	5,316
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	20
Accounts receivables and other	44
Investment properties	1,007
Property, plant and equipment	475
Other long-term assets	44
Assets classified as held for sale	1,590
Liabilities
Accounts payable and other	212
Property-specific borrowings	1,212
Liabilities associated with assets classified as held for sale	1,424
Private Equity and Other
Assets
Property, plant and equipment	2,733	$ 3,596	$ 3,881
Private Equity and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	0
Accounts receivables and other	0
Investment properties	0
Property, plant and equipment	15
Other long-term assets	0
Assets classified as held for sale	15
Liabilities
Accounts payable and other	0
Property-specific borrowings	0
Liabilities associated with assets classified as held for sale	$ 0